Changes to Consolidated Statements of Operations and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
As Reported in Prior Period [Member]
Statements of Operations
Net sales	$ 188,553	$ 206,722	$ 814,696	$ 765,769	$ 737,621
Cost of goods sold	116,719	117,877	485,735	471,006	484,335
Gross profit	71,834	88,845	328,961	294,763	253,286
Selling, general, and administrative expenses	48,815	47,476	179,804	165,528	168,709
Technical, product engineering, and research expenses	12,939	14,354	56,767	54,203	52,529
Restructuring and other, net	258	34	9,317	3,747	68,174
Pension settlement expense	9,175
Operating income/(loss)	647	26,981	83,073	71,285	(36,126)
Interest expense, net	4,644	4,776	18,121	17,240	20,627
Other (income)/expense, net	4,548	4,813	2,720	(884)	(49,700)
Income before income taxes	(8,545)	17,392	62,232	54,929	(7,053)
Income tax expense/(benefit)	(9,379)	3,988	35,779	23,545	14,440
Income from continuing operations before earnings of associated companies		13,404	26,453	31,384	(21,493)
Equity in (earnings)/losses from associated companies			(81)	(92)	(32)
Income from continuing operations	834	13,404	26,534	31,476	(21,461)
Income from operations of discontinued business	460	4,650	15,636	9,497	(12,061)
Gain on sale of discontinued business	57,968
Income tax expense on discontinued operations	12,221	1,321	7,232	3,337	(64)
Income from discontinued operations	46,207	3,329	8,404	6,160	(11,997)
Net income	47,041	16,733	34,938	37,636	(33,458)
Earnings per share - Basic
(Loss)/income from continuing operations	$ 0.03	$ 0.43	$ 0.85	$ 1.01	$ (0.70)
Discontinued operations	$ 1.47	$ 0.11	$ 0.27	$ 0.20	$ (0.39)
Net (loss)/income	$ 1.50	$ 0.54	$ 1.12	$ 1.21	$ (1.09)
Earnings per share - Diluted
(Loss)/income from continuing operations	$ 0.03	$ 0.43	$ 0.84	$ 1.01	$ (0.70)
Discontinued operations	$ 1.46	$ 0.10	$ 0.27	$ 0.20	$ (0.39)
Net (loss)/income	$ 1.49	$ 0.53	$ 1.11	$ 1.21	$ (1.09)
Shares used in computing earnings per share:
Basic	31,309	31,223	31,262	31,072	30,612
Diluted	31,533	31,384	31,510	31,209	30,612
Reclassify Primaloft to Discontinued Operations [Member]
Statements of Operations
Net sales	(8,476)	(6,768)	(27,409)	(22,882)	(18,992)
Cost of goods sold	(4,928)	(3,111)	(12,614)	(10,092)	(10,139)
Gross profit	(3,548)	(3,657)	(14,795)	(12,790)	(8,853)
Selling, general, and administrative expenses	(1,792)	(1,509)	(5,409)	(5,402)	(4,717)
Technical, product engineering, and research expenses	(200)	(241)	(921)	(812)	(481)
Restructuring and other, net					(61)
Pension settlement expense
Operating income/(loss)	(1,556)	(1,907)	(8,466)	(6,576)	(3,594)
Interest expense, net
Other (income)/expense, net
Income before income taxes	(1,556)	(1,907)	(8,465)	(6,576)	(3,594)
Income tax expense/(benefit)	(593)	(721)	(3,197)	(2,523)	(1,523)
Income from continuing operations before earnings of associated companies		(1,186)	(5,268)	(4,053)	(2,071)
Equity in (earnings)/losses from associated companies
Income from continuing operations	(963)	(1,186)	(5,268)	(4,053)
Income from operations of discontinued business	1,556	1,907	8,465	6,576	3,594
Gain on sale of discontinued business
Income tax expense on discontinued operations	593	721	3,197	2,523	1,523
Income from discontinued operations	963	1,186	5,268	4,053	2,071
Net income
Earnings per share - Basic
(Loss)/income from continuing operations		$ (0.04)
Discontinued operations		$ 0.04
Net (loss)/income		$ 0.00
Earnings per share - Diluted
(Loss)/income from continuing operations		$ (0.04)
Discontinued operations		$ 0.04
Net (loss)/income		$ 0.00
Shares used in computing earnings per share:
Basic		31,223
Diluted		31,384
Other reclassifications [Member]
Statements of Operations
Net sales
Cost of goods sold
Gross profit
Selling, general, and administrative expenses
Technical, product engineering, and research expenses
Restructuring and other, net
Pension settlement expense
Operating income/(loss)
Interest expense, net
Other (income)/expense, net			(81)	(92)	(32)
Income before income taxes			81	92	32
Income tax expense/(benefit)
Income from continuing operations before earnings of associated companies			81	92	32
Equity in (earnings)/losses from associated companies			81	92	32
Income from continuing operations
Income from operations of discontinued business
Gain on sale of discontinued business
Income tax expense on discontinued operations
Income from discontinued operations
Net income
Earnings per share - Basic
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Earnings per share - Diluted
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Shares used in computing earnings per share:
Basic
Diluted
As Adjusted [Member]
Statements of Operations
Net sales	180,077	199,954	787,287	742,887	718,629
Cost of goods sold	111,791	114,766	473,121	460,914	474,196
Gross profit	68,286	85,188	314,166	281,973	244,433
Selling, general, and administrative expenses	47,023	45,967	174,395	160,126	163,992
Technical, product engineering, and research expenses	12,739	14,113	55,846	53,391	52,048
Restructuring and other, net	258	34	9,317	3,747	68,113
Pension settlement expense	9,175
Operating income/(loss)	(909)	25,074	74,608	64,709	(39,720)
Interest expense, net	4,644	4,776	18,121	17,240	20,627
Other (income)/expense, net	4,548	4,813	2,639	(976)	(49,732)
Income before income taxes	(10,101)	15,485	53,848	48,445	(10,615)
Income tax expense/(benefit)	(9,972)	3,267	32,582	21,022	12,917
Income from continuing operations before earnings of associated companies		12,218	21,266	27,423	(23,532)
Equity in (earnings)/losses from associated companies
Income from continuing operations	(129)	12,218	21,266	27,423	(23,532)
Income from operations of discontinued business	2,016	6,557	24,101	16,073	(8,467)
Gain on sale of discontinued business	57,968
Income tax expense on discontinued operations	12,814	2,042	10,429	5,860	1,459
Income from discontinued operations	47,170	4,515	13,672	10,213	(9,926)
Net income	$ 47,041	$ 16,733	$ 34,938	$ 37,636	$ (33,458)
Earnings per share - Basic
(Loss)/income from continuing operations	$ 0.00	$ 0.39	$ 0.68	$ 0.88	$ (0.77)
Discontinued operations	$ 1.50	$ 0.15	$ 0.44	$ 0.33	$ (0.32)
Net (loss)/income	$ 1.50	$ 0.54	$ 1.12	$ 1.21	$ (1.09)
Earnings per share - Diluted
(Loss)/income from continuing operations	$ 0.00	$ 0.39	$ 0.67	$ 0.88	$ (0.77)
Discontinued operations	$ 1.49	$ 0.14	$ 0.44	$ 0.33	$ (0.32)
Net (loss)/income	$ 1.49	$ 0.53	$ 1.11	$ 1.21	$ (1.09)
Shares used in computing earnings per share:
Basic	31,309	31,223	31,262	31,072	30,612
Diluted	31,533	31,384	31,510	31,209	30,612